                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

                                   Forum Funds
               (Exact name of registrant as specified in charter)

                   3435 Stelzer Rd.   Columbus,OH           43219
              (Address of principal executive offices)   (Zip code)

           Citi Fund Services   3435 Stelzer Rd.   Columbus, OH   43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 207-879-1900

Date of fiscal year end: May 31, 2008

Date of reporting period: February 29, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

BROWN ADVISORY VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (Unaudited)

SHARES      SECURITY DESCRIPTION                                       VALUE
---------   ----------------------------------------------------   -------------
COMMON STOCK - 95.9%
BANKS -  8.8%
  126,550   Bank of America Corp.                                  $  5,029,097
  107,145   BB&T Corp.                                                3,335,424
  110,976   Capital One Financial Corp.                               5,108,226
   71,385   City National Corp.                                       3,658,481
                                                                   ------------
                                                                     17,131,228
                                                                   ------------
BASIC MATERIALS - 6.0%
  152,510   EI Du Pont de Nemours & Co.                               7,079,514
  221,950   RPM International, Inc.                                   4,640,975
                                                                   ------------
                                                                     11,720,489
                                                                   ------------
CONSUMER DISCRETIONARY - 4.2%
  217,405   Lowe's Cos., Inc.                                         5,211,198
  139,530   Staples, Inc.                                             3,104,542
                                                                   ------------
                                                                      8,315,740
                                                                   ------------
CONSUMER STAPLES - 11.7%
  110,325   Clorox Co.                                                6,419,812
   42,185   Fortune Brands, Inc.                                      2,741,181
   74,630   Procter & Gamble Co.                                      4,939,013
   91,505   Unilever NV                                               2,845,806
  162,245   Walgreen Co.                                              5,923,565
                                                                   ------------
                                                                     22,869,377
                                                                   ------------
DIVERSIFIED FINANCIALS - 10.8%
   87,610   Ambac Financial Group, Inc.                                 975,975
  118,760   American International Group, Inc.                        5,565,094
  129,795   CIT Group, Inc.                                           2,884,045
  181,715   Citigroup, Inc.                                           4,308,463
   61,655   Legg Mason, Inc.                                          4,071,696
   81,120   Morgan Stanley                                            3,416,774
                                                                   ------------
                                                                     21,222,047
                                                                   ------------
ENERGY -  7.1%
   54,515   Chevron Corp.                                             4,724,270
   58,410   ConocoPhillips                                            4,831,091
  136,285   Nabors Industries, Ltd. (a)                               4,297,066
                                                                   ------------
                                                                     13,852,427
                                                                   ------------
HEALTH CARE -  10.6%
  155,755   Johnson & Johnson                                         9,650,580
  123,980   Merck & Co., Inc.                                         5,492,314
  249,205   Pfizer, Inc.                                              5,552,287
                                                                   ------------
                                                                     20,695,181
                                                                   ------------
INDUSTRIALS - 13.2%
   97,345   3M Co.                                                    7,631,848
  231,685   Dover Corp.                                               9,617,245
  256,215   General Electric Co.                                      8,490,965
                                                                   ------------
                                                                     25,740,058
                                                                   ------------
INFORMATION TECHNOLOGY - 11.1%
   84,365   Cisco Systems, Inc. (a)                                   2,055,975
  217,408   Intel Corp.                                               4,337,289
  100,590   Linear Technology Corp.                                   2,787,349
  194,690   Molex, Inc.                                               4,386,366
   84,365   Nokia OYJ ADR                                             3,037,984
  236,878   Seagate Technology                                        5,109,458
                                                                   ------------
                                                                     21,714,421
                                                                   ------------
INSURANCE - 4.3%
   80,475   Lincoln National Corp.                                    4,113,077
   59,140   Prudential Financial, Inc.                                4,315,446
                                                                   ------------
                                                                      8,428,523
                                                                   ------------
SOFTWARE & SERVICES - 6.5%
  181,030   Microsoft Corp.                                           4,927,637
  238,176   Parametric Technology Corp. (a)                           3,646,474
  249,855   Symantec Corp. (a)                                        4,207,558
                                                                   ------------
                                                                     12,781,669
                                                                   ------------
TELECOMMUNICATIONS - 1.6%
   84,365   Verizon Communications, Inc.                              3,064,137
                                                                   ------------
TOTAL COMMON STOCK (Cost $190,164,850)                              187,535,297
                                                                   ------------
SHORT-TERM INVESTMENT - 3.5%
MONEY MARKET FUNDS - 3.5%
6,922,292   Investors Cash Trust - Treasury
            Portfolio, 2.03% (Cost $6,922,292)                        6,922,292
                                                                   ------------
Total Investments - 99.4%  (Cost $197,087,142) *                    194,457,589
Other Assets and Liabilities, Net  -  0.6%                            1,136,352
                                                                   ------------
NET ASSETS - 100.0%                                                $195,593,941
                                                                   ============

(a)  Non-income producing security.

* Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

     Gross Unrealized Appreciation                                 $ 15,235,321
     Gross Unrealized Depreciation                                  (18,269,143)
                                                                   ------------
     Net Unrealized Depreciation                                   $ (3,033,822)
                                                                   ============

ADR  American Depositary Receipt

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

BROWN ADVISORY GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (Unaudited)

SHARES      SECURITY DESCRIPTION                                        VALUE
---------   -----------------------------------------------------   ------------
COMMON STOCK - 98.8%
CONSUMER DISCRETIONARY - 13.1%
   37,000   Best Buy Co., Inc.                                      $ 1,591,370
  134,500   Comcast Corp. (a)                                         2,602,575
   42,500   International Game Technology                             1,918,875
   78,000   PetSmart, Inc.                                            1,679,340
   24,000   Target Corp.                                              1,262,640
                                                                    -----------
                                                                      9,054,800
                                                                    -----------
CONSUMER STAPLES - 6.2%
   30,000   PepsiCo, Inc.                                             2,086,800
   60,000   Walgreen Co.                                              2,190,600
                                                                    -----------
                                                                      4,277,400
                                                                    -----------
DIVERSIFIED FINANCIALS - 9.2%
   13,000   Affiliated Managers Group, Inc. (a)                       1,252,550
   31,500   American Express Co.                                      1,332,450
   34,000   Bank of New York Mellon Corp.                             1,491,580
   20,000   Legg Mason, Inc.                                          1,320,800
   23,000   Morgan Stanley                                              968,760
                                                                    -----------
                                                                      6,366,140
                                                                    -----------
ENERGY - 5.7%
   25,000   FMC Technologies, Inc. (a)                                1,416,500
   29,000   Schlumberger, Ltd.                                        2,507,050
                                                                    -----------
                                                                      3,923,550
                                                                    -----------
HEALTH CARE - 24.8%
   45,250   Allergan, Inc.                                            2,680,158
   35,000   DaVita, Inc. (a)                                          1,737,050
   39,000   Genentech, Inc. (a)                                       2,954,250
    4,500   Intuitive Surgical, Inc. (a)                              1,268,640
   55,000   Medtronic, Inc.                                           2,714,800
   49,500   Millipore Corp. (a)                                       3,460,050
   36,500   Stryker Corp.                                             2,376,515
                                                                    -----------
                                                                     17,191,463
                                                                    -----------
INDUSTRIALS - 4.6%
   40,000   Ametek, Inc.                                              1,703,600
   50,000   IDEX Corp.                                                1,508,000
                                                                    -----------
                                                                      3,211,600
                                                                    -----------
INFORMATION TECHNOLOGY - 5.6%
   91,000   Cisco Systems, Inc. (a)                                   2,217,670
   62,000   Trimble Navigation, Ltd. (a)                              1,695,080
                                                                    -----------
                                                                      3,912,750
                                                                    -----------
SOFTWARE & SERVICES - 13.5%
   67,300   Accenture, Ltd., Class A                                  2,372,325
   46,500   Akamai Technologies, Inc. (a)                             1,634,940
   39,500   Electronic Arts, Inc. (a)                                 1,867,955
   59,000   Microsoft Corp.                                           1,605,980
  122,500   Parametric Technology Corp. (a)                           1,875,475
                                                                    -----------
                                                                      9,356,675
                                                                    -----------
TECHNOLOGY HARDWARE & EQUIPMENT - 13.8%
   80,500   Dell, Inc. (a)                                            1,597,925
   89,500   EMC Corp. (a)                                             1,390,830
   16,750   MEMC Electronic Materials, Inc. (a)                       1,277,690
   42,000   Micros Systems, Inc. (a)                                  1,345,680
  100,000   Network Appliance, Inc. (a)                               2,162,000
   59,000   Texas Instruments, Inc.                                   1,767,640
                                                                    -----------
                                                                      9,541,765
                                                                    -----------
TRANSPORTATION - 2.3%
   96,000   UTI Worldwide, Inc.                                       1,610,880
                                                                    -----------
TOTAL COMMON STOCK (Cost $64,390,117)                                68,447,023
                                                                    -----------
SHORT-TERM INVESTMENT - 0.8%
MONEY MARKET FUNDS - 0.8%
530,510     Investors Cash Trust - Treasury
               Portfolio, 2.03% (Cost $530,510)                         530,510
                                                                    -----------
Total Investments - 99.6% (Cost $64,920,627) *                       68,977,533
Other Assets & Liabilities, Net  -  0.4%                                267,394
                                                                    -----------
NET ASSETS  -  100.0%                                               $69,244,927
                                                                    ===========
(a)  Non-income producing security.

* Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

     Gross Unrealized Appreciation                                  $ 8,379,184
     Gross Unrealized Depreciation                                   (4,571,250)
                                                                    -----------
     Net Unrealized Appreciation                                    $ 3,807,934
                                                                    ===========

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

BROWN ADVISORY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (Unaudited)

SHARES       SECURITY DESCRIPTION                                       VALUE
----------   ----------------------------------------------------   ------------
COMMON STOCK - 92.6%
CONSUMER DISCRETIONARY - 9.9%
Diversified Consumer Services - 1.2%
  177,000    Liquidity Services, Inc.(a)                            $  1,711,590
                                                                    ------------
Hotels, Restaurants & Leisure - 4.0%
    44,000   Panera Bread Co., Class A(a)                              1,644,280
   117,500   WMS Industries, Inc.(a)                                   4,461,475
                                                                    ------------
                                                                       6,105,755
                                                                    ------------
Household Durables - 2.0%
    73,500   Harman International Industries, Inc.                     3,028,200
                                                                    ------------
Specialty Retail - 2.7%
   417,736   Coldwater Creek, Inc.(a)                                  2,310,080
    63,500   Urban Outfitters, Inc.(a)                                 1,827,530
                                                                    ------------
                                                                       4,137,610
                                                                    ------------
                                                                      14,983,155
                                                                    ------------
CONSUMER STAPLES - 2.2%
Food & Staples Retailing
   195,000   United Natural Foods, Inc.(a)                             3,299,400
                                                                    ------------
DIVERSIFIED FINANCIALS - 2.0%
Diversified Financial Services
    31,000   Affiliated Managers Group, Inc.(a)                        2,986,850
                                                                    ------------
ENERGY - 7.9%
Energy Equipment & Services
    30,300   Dril-Quip, Inc.(a)                                        1,417,434
   285,000   ION Geophysical Corp.(a)                                  3,787,650
    52,000   Oceaneering International, Inc.(a)                        3,120,000
   218,500   Tetra Technologies, Inc.(a)                               3,753,830
                                                                    ------------
                                                                      12,078,914
                                                                    ------------
FINANCIALS - 1.5%
Capital Markets
    48,500   Investment Technology Group,  Inc.(a)                     2,259,130
                                                                    ------------
HEALTH CARE - 26.0%
Biotechnology - 12.1%
   100,500   Cepheid, Inc.(a)                                          2,781,840
   122,000   Exelixis, Inc.(a)                                           778,360
    71,000   Illumina, Inc.(a)                                         5,141,110
   121,524   LifeCell Corp.(a)                                         4,903,493
    46,900   Martek Biosciences Corp.(a)                               1,344,154
    67,000   Sangamo Biosciences, Inc.(a)                                783,900
   141,335   Seattle Genetics, Inc.(a)                                 1,270,602
   137,500   ZymoGenetics, Inc.(a)                                     1,373,625
                                                                    ------------
                                                                      18,377,084
                                                                    ------------
Health Care Equipment & Supplies - 7.4%
    81,000   Align Technology, Inc.(a)                                 1,000,350
   185,000   Eclipsys Corp.(a)                                         3,949,750
    80,000   Gen-Probe, Inc.(a)                                        3,824,800
    41,500   Hansen Medical, Inc.(a)                                     779,785
     5,950   Intuitive Surgical, Inc.(a)                               1,677,424
                                                                    ------------
                                                                      11,232,109
                                                                    ------------
Health Care Providers & Services - 2.0%
   112,000   Sunrise Senior Living, Inc.(a)                            3,066,560
                                                                    ------------
Life Sciences Tools & Services - 4.5%
    98,500   Millipore Corp.(a)                                        6,885,150
                                                                    ------------
                                                                      39,560,903
                                                                    ------------

SHARES/
PRINCIPAL
AMOUNT       SECURITY DESCRIPTION                                      VALUE
----------   ----------------------------------------------------   ------------
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.0%
   189,500   Argon ST, Inc.(a)                                      $  3,079,375
                                                                    ------------
Commercial Services & Supplies - 3.9%
   182,000   ESCO Technologies, Inc.(a)                                6,016,920
                                                                    ------------
Construction & Engineering - 2.7%
   171,000   Quanta Services, Inc.(a)                                  4,083,480
                                                                    ------------
Machinery - 1.6%
    79,000   IDEX Corp.                                                2,382,640
                                                                    ------------
                                                                      15,562,415
                                                                    ------------
INFORMATION TECHNOLOGY - 23.9%
Electronic Equipment & Instruments - 2.9%
    90,000   Flir Systems, Inc.(a)                                     2,561,400
    69,500   Trimble Navigation, Ltd.(a)                               1,900,130
                                                                    ------------
                                                                       4,461,530
                                                                    ------------
Internet Software & Services - 4.3%
   184,500   Akamai Technologies, Inc.(a)                              6,487,020
                                                                    ------------
IT Services - 1.8%
    67,500   Global Payments, Inc                                      2,677,725
                                                                    ------------
Semiconductors & Semiconductor Equipment - 5.9%
   151,500   FEI Co.(a)                                                3,089,085
    86,787   Power Integrations, Inc.(a)                               2,282,498
    80,000   Tessera Technologies, Inc.(a)                             1,884,800
   189,000   Volterra Semiconductor Corp.(a)                           1,634,850
                                                                    ------------
                                                                       8,891,233
                                                                    ------------
Software - 9.0%
    75,000   FactSet Research Systems, Inc.                            3,948,000
    49,500   Micros Systems, Inc.(a)                                   1,585,980
   183,000   Synchronoss Technologies, Inc.(a)                         2,942,640
   208,500   THQ, Inc.(a)                                              3,901,035
   179,412   Unica Corp.(a)                                            1,350,973
                                                                    ------------
                                                                      13,728,628
                                                                    ------------
                                                                      36,246,136
                                                                    ------------
TELECOMMUNICATIONS - 6.7%
Diversified Telecommunication Services - 4.6%
   361,500   Cogent Communications Group, Inc.(a)                      7,042,020
                                                                    ------------
Wireless Telecommunication Services - 2.1%
   101,500   SBA Communications Corp., Class A (a)                     3,151,575
                                                                    ------------
                                                                      10,193,595
                                                                    ------------
TRANSPORTATION - 2.3%
Air Freight & Logistics
   209,000   UTI Worldwide, Inc.                                       3,507,020
                                                                    ------------
TOTAL COMMON STOCK (Cost $135,113,720)                               140,677,518
                                                                    ------------
SHORT-TERM INVESTMENT - 7.5%
MONEY MARKET FUND - 7.5%
11,438,530   Investors Cash Trust - Treasury Portfolio, 2.03%
                (Cost $11,438,530)                                    11,438,530
                                                                    ------------

BROWN ADVISORY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (Unaudited)

SHARES/
PRINCIPAL
AMOUNT      SECURITY DESCRIPTION                                       VALUE
---------   ----------------------------------------------------   ------------
PRIVATE PLACEMENTS - 0.0%
FINANCIALS -  0.0%

      200   Montagu Newhall Global Partners IV,LP - B(a)(b)(c)           20,000
                                                                   ------------
TOTAL PRIVATE PLACEMENTS (Cost $20,000)                                  20,000
                                                                   ------------
Total Investments - 100.1% (Cost $146,572,250) *                    152,136,048
Other Assets and Liabilities, Net - (0.1)%                             (209,800)
                                                                   ------------
NET ASSETS  -  100.0%                                              $151,926,248
                                                                   ============

(a)  Non-income producing security.

(b) This security was purchased as a forward commitment with an initial 1% capital contribution.

(c) This security is all or partially segregated as collateral for security purchased with a forward commitment.

* Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

     Gross Unrealized Appreciation                                  $21,066,838
     Gross Unrealized Depreciation                                  (18,506,484)
                                                                    -----------
     Net Unrealized Appreciation                                    $ 2,560,354
                                                                    ===========

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

BROWN ADVISORY SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (Unaudited)

SHARES      SECURITY DESCRIPTION                                       VALUE
---------   ----------------------------------------------------   ------------
COMMON STOCK - 94.7%
BASIC MATERIALS - 7.9%
  133,011   Aceto Corp.                                            $    932,407
   62,740   Carpenter Technology Corp.                                3,941,954
   51,400   Compass Minerals International, Inc.                      2,925,688
   68,000   HB Fuller Co.                                             1,547,000
                                                                   ------------
                                                                      9,347,049
                                                                   ------------
CAPITAL GOODS - 1.8%
   88,500   Kaman Corp.                                               2,124,000
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -  14.6%
  304,592   CBIZ, Inc. (a)                                            2,710,869
   35,500   Cenveo, Inc. (a)                                            533,920
   17,200   Chemed Corp.                                                820,612
  178,100   Convergys Corp. (a)                                       2,571,764
   85,874   Electro Rent Corp.                                        1,114,645
  330,200   Global Cash Access Holdings, Inc. (a)                     1,740,154
  116,000   Providence Service Corp. (a)                              3,270,040
   67,300   Silgan Holdings, Inc.                                     3,145,602
   60,320   TeleTech Holdings, Inc. (a)                               1,361,422
                                                                   ------------
                                                                     17,269,028
                                                                   ------------
CONSUMER DISCRETIONARY -  0.5%
   60,600   Liquidity Services, Inc. (a)                                586,002
                                                                   ------------
CONSUMER STAPLES - 0.5%
   57,100   B&G Foods, Inc., Class A                                    567,574
                                                                   ------------
DIVERSIFIED FINANCIALS - 1.2%
   14,170   Affiliated Managers Group, Inc. (a)                       1,365,280
                                                                   ------------
ENERGY -  7.6%
   49,020   Comstock Resources, Inc. (a)                              1,779,426
   33,700   Oceaneering International, Inc. (a)                       2,022,000
   30,200   Stone Energy Corp. (a)                                    1,532,952
  110,400   Venoco, Inc. (a)                                          1,441,824
   36,200   Whiting Petroleum Corp. (a)                               2,216,164
                                                                   ------------
                                                                      8,992,366
                                                                   ------------
FINANCIALS -  13.0%
   63,600   Arthur J. Gallagher & Co.                                 1,500,960
   37,800   FBR Capital Markets Corp. (a)                               264,222
            First City Liquidating Trust Loans Assets Corp.
    4,000   (a)(b)                                                        2,800
  138,700   Friedman, Billings, Ramsey Group, Inc., Class A             345,363
  112,212   Hilb Rogal & Hobbs Co.                                    3,435,931
   87,400   Investment Technology Group, Inc. (a)                     4,071,092
  164,200   Jackson Hewitt Tax Service, Inc.                          3,436,706
  149,500   Nelnet Inc., Class A                                      1,629,550
   61,100   UCBH Holdings, Inc.                                         689,819
                                                                   ------------
                                                                     15,376,443
                                                                   ------------
HEALTH CARE - 5.6%
  153,900   Ligand Pharmaceuticals, Inc., Class B                       521,721
   42,000   Lincare Holdings, Inc. (a)                                1,365,000
   38,000   PDL BioPharma, Inc. (a)                                     607,240
   89,600   Syneron Medical, Ltd. (a)                                 1,450,624
   41,500   Warner Chilcott, Ltd., Class A (a)                          700,105
   48,300   West Pharmaceutical Services, Inc.                        1,994,790
                                                                   ------------
                                                                      6,639,480
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE - 4.9%
  209,900   AFC Enterprises (a)                                       1,584,745
  143,300   Speedway Motors, Inc.                                     4,184,360
                                                                   ------------
                                                                      5,769,105
                                                                   ------------
INDUSTRIALS - 3.3%
  171,722   Argon ST, Inc. (a)                                        2,790,482
  239,500   SRS Labs, Inc. (a)                                        1,053,800
                                                                   ------------
                                                                      3,844,282
                                                                   ------------
INFORMATION TECHNOLOGY - 13.3%
   53,400   Acxiom Corp.                                                678,714
   47,200   Fair Isaac Corp.                                          1,095,040
  325,600   infoUSA, Inc.                                             2,477,816
   26,400   Mantech International Corp., Class A (a)                  1,163,712
  187,900   Novell, Inc. (a)                                          1,399,855
  188,300   Progress Software Corp. (a)                               5,374,082
   38,400   Sybase, Inc. (a)                                          1,022,208
  120,249   VeriFone Holdings, Inc. (a)                               2,483,142
                                                                   ------------
                                                                     15,694,569
                                                                   ------------
MEDIA - 4.6%
  206,940   MDC Partners, Inc., Class A (a)                           1,670,006
  101,600   Scholastic Corp. (a)                                      3,542,792
  179,400   Sun-Times Media Group, Inc. (a)                             157,872
                                                                   ------------
                                                                      5,370,670
                                                                   ------------
RETAILING - 8.4%
   39,500   Barnes & Noble, Inc.                                      1,110,740
  119,600   Cash America International, Inc.                          3,870,256
   32,900   Ihop Corp.                                                1,506,162
  180,675   Stage Stores, Inc.                                        2,287,345
  136,700   Triarc Cos., Inc., Class A                                1,186,556
                                                                   ------------
                                                                      9,961,059
                                                                   ------------
TECHNOLOGY - 0.8%
  266,900   MIPS Technologies, Inc. (a)                                 990,199
                                                                   ------------
TELECOMMUNICATIONS - 4.8%
   58,500   J2 Global Communications, Inc. (a)                        1,258,920
   83,722   Loral Space & Communications, Inc. (a)                    2,031,096
  219,100   Novatel Wireless, Inc. (a)                                2,318,078
                                                                   ------------
                                                                      5,608,094
                                                                   ------------
TRANSPORTATION - 1.9%
  144,200   Pacer International, Inc.                                 2,216,354
                                                                   ------------
TOTAL COMMON STOCK (Cost $120,907,298)                              111,721,554
                                                                   ------------
SHORT-TERM INVESTMENT - 5.1%
MONEY MARKET FUND - 5.1%
5,980,934   Investors Cash Trust - Treasury Portfolio, 2.03%
              (Cost $5,980,934)                                       5,980,934
                                                                   ------------
Total Investments - 99.8%  (Cost $126,888,232) *                    117,702,488
Other Assets and Liabilities, Net - 0.2%                                232,836
                                                                   ------------
NET ASSETS - 100.0%                                                $117,935,324
                                                                   ============

(a)  Non-income producing security.

BROWN ADVISORY SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (Unaudited)

(b) Restricted security not registered under the Securities Act of 1933 other than Rule 144A securities. At the end of the period, the value of this security amounted to $2,800 or less than 1% of Net Assets.

                                            Acquisition
               Acquisition    Acquisition    Value Per
  Security         Date           Cost          Unit
-----------   -------------   -----------   -----------
First City
Liquidating
Trust Loans
Assets Corp.  March 4, 2003      $8,050       $2.0125

* Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Gross Unrealized Appreciation    $11,904,405
Gross Unrealized Depreciation    (21,618,476)
                                 -----------
Net Unrealized Depreciation      $(9,714,071)
                                 ===========

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

BROWN ADVISORY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (Unaudited)

SHARES      SECURITY DESCRIPTION                                        VALUE
---------   -----------------------------------------------------   ------------
COMMON STOCK - 92.7%
DIVERSIFIED FINANCIALS - 15.1%
   19,615   American Express Co.                                    $   829,714
   18,850   American International Group, Inc.                          883,311
   24,400   CIT Group, Inc.                                             542,168
   28,050   Citigroup, Inc.                                             665,066
   19,600   Morgan Stanley                                              825,552
                                                                    -----------
                                                                      3,745,811
                                                                    -----------
ENERGY - 6.9%
   87,082   ION Geophysical Corp.(a)                                  1,157,320
    8,100   Weatherford International, Ltd.(a)                          558,252
                                                                    -----------
                                                                      1,715,572
                                                                    -----------
HEALTH CARE - 19.7%
   19,450   Cepheid, Inc.(a)                                            538,376
   17,580   Gen-Probe, Inc.(a)                                          840,500
   15,335   Illumina, Inc.(a)                                         1,110,407
    1,010   Intuitive Surgical, Inc.(a)                                 284,739
   17,855   LifeCell Corp.(a)                                           720,449
   19,985   Millipore Corp.(a)                                        1,396,952
                                                                    -----------
                                                                      4,891,423
                                                                    -----------
INDUSTRIALS - 18.1%
   21,180   Ametek, Inc.                                                902,056
   25,730   Amphenol Corp., Class A                                     951,238
   27,450   ESCO Technologies, Inc.(a)                                  907,497
   10,550   Foster Wheeler, Ltd.(a)                                     690,498
   43,500   Quanta Services, Inc.(a)                                  1,038,780
                                                                    -----------
                                                                      4,490,069
                                                                    -----------
INFORMATION TECHNOLOGY - 8.8%
   20,400   Power Integrations, Inc.(a)                                 536,520
   26,050   Synchronoss Technologies, Inc.(a)                           418,884
   16,650   Tessera Technologies, Inc.(a)                               392,274
   30,000   Trimble Navigation, Ltd.(a)                                 820,200
                                                                    -----------
                                                                      2,167,878
                                                                    -----------
INSURANCE - 4.2%
   14,150   Prudential Financial, Inc.                                1,032,525
                                                                    -----------
MATERIALS - 2.9%
   18,585   Cameco Corp.                                                729,461
                                                                    -----------
SOFTWARE & SERVICES - 2.7%
   18,650      Akamai Technologies, Inc.(a)                             655,734
                                                                    -----------
TECHNOLOGY HARDWARE & EQUIPMENT - 6.8%
   10,925      MEMC Electronic Materials, Inc.(a)                       833,359
   39,500      Network Appliance, Inc.(a)                               853,990
                                                                    -----------
                                                                      1,687,349
                                                                    -----------
TELECOMMUNICATIONS - 3.4%
   42,700      Cogent Communications Group, Inc.(a)                     831,796
                                                                    -----------
TRANSPORTATION - 4.1%
   60,525      UTI Worldwide, Inc.                                    1,015,610
                                                                     ----------
TOTAL COMMON STOCK (Cost $23,704,302)                                22,963,228
                                                                    -----------
SHORT-TERM INVESTMENT - 6.6%
MONEY MARKET FUND - 6.6%
1,639,583   Investors Cash Trust - Treasury Portfolio, 2.03%
              (Cost $1,639,583)                                       1,639,583
                                                                    -----------
Total Investments - 99.3%    (Cost $25,343,885) *                    24,602,811
Other Assets and Liabilities, Net  -  0.7%                              184,763
                                                                    -----------
NET ASSETS - 100.0%                                                 $24,787,574
                                                                    ===========
(a)  Non-income producing security.

* Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

     Gross Unrealized Appreciation                                  $ 1,824,951
     Gross Unrealized Depreciation                                   (2,685,712)
                                                                    -----------
     Net Unrealized Depreciation                                    $  (860,761)
                                                                    ===========

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

BROWN ADVISORY INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (Unaudited)

SHARES      SECURITY DESCRIPTION                                        VALUE
---------   ------------------------------------------------------   -----------
COMMON STOCK - 93.8%
AUSTRALIA - 4.7%
   21,124   ASX, Ltd.                                                $   827,042
  168,950   BHP Billiton, Ltd.                                         6,227,629
  144,580   Coca-Cola Amatil, Ltd.                                     1,295,305
   27,615   Commonwealth Bank of Australia                             1,083,491
  322,222   Goodman Group                                              1,317,372
  248,357   Qantas Airways, Ltd.                                         976,062
   38,469   QBE Insurance Group, Ltd.                                    808,595
  542,183   Telstra Corp., Ltd.                                        2,459,029
                                                                     -----------
                                                                      14,994,525
                                                                     -----------
AUSTRIA - 0.7%
   18,020   OMV AG                                                     1,310,277
   15,205   Voestalpine AG                                               964,796
                                                                     -----------
                                                                       2,275,073
                                                                     -----------
BELGIUM - 1.3%
    4,141   Colruyt SA                                                 1,018,152
   24,355   KBC Groep NV                                               3,081,161
                                                                     -----------
                                                                       4,099,313
                                                                     -----------
DENMARK - 2.4%
   20,550   Carlsberg A/S, Class B                                     2,571,577
   79,800   Danske Bank A/S                                            3,073,860
   14,975   Novo Nordisk A/S, Class B                                  1,028,528
    6,400   Topdanmark A/S(a)                                            978,274
                                                                     -----------
                                                                       7,652,239
                                                                     -----------
FINLAND -  2.7%
   54,704   KCI Konecranes Oyj                                         2,009,589
  130,658   Nokia Oyj                                                  4,779,977
   39,981   Rautaruukki Oyj                                            1,767,938
                                                                     -----------
                                                                       8,557,504
                                                                     -----------
FRANCE -  9.4%
   30,126   Air France- KLM                                              819,506
   50,701   BNP Paribas                                                4,584,763
   38,376   Bouygues SA                                                2,647,103
   29,309   Cap Gemini SA                                              1,621,258
    9,806   Casino Guichard- Perrachon SA                              1,116,118
   32,823   France Telecom SA                                          1,110,111
    9,333   Lafarge SA                                                 1,628,982
   60,519   Rexel SA                                                     955,428
   38,291   Sanofi-Aventis SA                                          2,835,961
   41,290   Suez SA                                                    2,645,654
   49,272   Total SA                                                   3,739,005
   30,254   Vinci SA                                                   2,110,744
  115,017   Vivendi SA                                                 4,577,913
                                                                     -----------
                                                                      30,392,546
                                                                     -----------
GERMANY - 8.4%
   23,189   BASF AG                                                    2,970,963
   26,606   Bayerische Motoren Werke AG                                1,468,912
   11,188   Continental AG                                             1,106,130
   18,993   Daimler AG                                                 1,595,820
   20,205   Deutsche Bank AG                                           2,262,619
   11,075   Deutsche Boerse AG                                         1,770,292
   28,620   E.ON AG                                                    5,405,459
   44,186   Gildemeister AG                                            1,038,313
   24,909   MAN AG                                                     3,304,765
   13,148   Merck KGaA                                                 1,637,812
   20,694   MTU Aero Engines Holding AG                                1,053,925
   56,614   ThyssenKrupp AG                                            3,277,761
                                                                     -----------
                                                                      26,892,771
                                                                     -----------
GREECE - 1.0%
   44,978   Coca-Cola Hellenic Bottling Co. SA                         1,985,488
   23,308   National Bank of Greece SA                                 1,280,815
                                                                     -----------
                                                                       3,266,303
                                                                     -----------
HONG KONG - 1.2%
  104,100   Hang Seng Bank, Ltd.                                       2,008,149
  353,000   Wharf Holdings, Ltd.                                       1,835,092
                                                                     -----------
                                                                       3,843,241
                                                                     -----------
IRELAND - 1.3%
   94,640   Allied Irish Banks PLC(b)                                  1,953,828
    4,329   Allied Irish Banks PLC(b)                                     89,372
   55,876   CRH PLC(b)                                                 2,078,089
    3,814   CRH PLC(b)                                                   142,136
                                                                     -----------
                                                                       4,263,425
                                                                     -----------
ITALY - 3.4%
   23,445   Assicurazioni Generali SpA                                 1,013,236
  363,376   Enel SpA                                                   3,935,709
  117,551   ENI SpA                                                    4,089,910
   47,828   Fiat SpA                                                   1,021,525
  135,853   UniCredit SpA                                              1,007,411
                                                                     -----------
                                                                      11,067,791
                                                                     -----------
JAPAN - 18.2%
   53,300   Aisin Seiki Co., Ltd.                                      2,165,457
   37,450   Canon, Inc.                                                1,737,836
  216,000   Chiba Bank, Ltd.                                           1,403,678
   83,000   Daihatsu Motor Co., Ltd.                                     899,759
   74,700   FamilyMart Co., Ltd.                                       2,222,230
    1,158   K.K. DaVinci Advisors(a)                                   1,002,255
      352   KDDI Corp.                                                 2,168,865
    1,742   Kenedix, Inc.                                              2,364,706
  125,600   Komatsu, Ltd.                                              3,301,126
   78,500   Konica Minolta Holdings, Inc.                              1,134,384
   81,000   Kuraray Co., Ltd.                                            981,795
   69,100   Makita Corp.                                               2,514,663
   83,000   Matsushita Electric Industrial Co., Ltd.                   1,785,934
   76,700   Mitsubishi Corp.                                           2,414,643
  194,000   Mitsubishi Electric Corp.                                  1,821,026
  141,000   MITSUI & Co., Ltd.                                         3,162,896
  163,000   Mitsui O.S.K. Lines, Ltd.                                  2,182,854
   13,700   Nidec Corp.                                                  928,545
   84,000   Nikon Corp.                                                2,413,979
    3,600   Nintendo Co., Ltd.                                         1,850,775
   78,000   Nippon Electric Glass Co., Ltd.                            1,157,197
  324,000   NIPPON STEEL Corp.                                         1,746,799
      452   RISA Partners, Inc.                                          909,483
   71,900   Sumitomo Electric Industries, Ltd.                         1,086,080
  439,000   Sumitomo Metal Industries, Ltd.                            1,910,349
  134,000   Suruga Bank, Ltd.                                          1,514,547
   49,000   Taisho Pharmaceutical Co., Ltd.                            1,000,096
   54,800   Takeda Pharmaceutical Co., Ltd.                            3,091,634
   14,700   TDK Corp.                                                  1,069,914
   32,900   TOKAI RIKA Co., Ltd.                                         962,896
  189,000   TOKYU LAND Corp.                                           1,308,280
   57,000   Toyo Suisan Kaisha, Ltd.                                     931,799

BROWN ADVISORY INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (Unaudited)

SHARES      SECURITY DESCRIPTION                                       VALUE
---------   ----------------------------------------------------   -------------
COMMON STOCK - CONTINUED
JAPAN - CONTINUED
   60,900   Toyota Motor Corp.                                     $  3,371,281
                                                                   ------------
                                                                     58,517,761
                                                                   ------------
NETHERLANDS - 2.4%
   20,587   Fugro NV                                                  1,567,245
  132,192   ING Groep NV                                              4,464,861
   41,811   Koninklijke DSM NV                                        1,850,128
                                                                   ------------
                                                                      7,882,234
                                                                   ------------
NORWAY -  2.0%
  196,600   DnB NOR ASA                                               2,905,214
   31,284   StatoilHydro ASA                                            966,011
   47,550   Yara International ASA                                    2,692,009
                                                                   ------------
                                                                      6,563,234
                                                                   ------------
SINGAPORE - 0.7%
  191,000   DBS Group Holdings, Ltd.                                  2,374,832
                                                                   ------------
SPAIN - 4.6%
   52,932   ACS, Actividades de Construccion y Servicios SA           2,725,505
  258,133   Banco Santander SA                                        4,674,732
  185,266   Mapfre SA                                                   840,891
   46,524   Repsol YPF SA                                             1,613,749
  167,410   Telefonica SA                                             4,889,442
                                                                   ------------
                                                                     14,744,319
                                                                   ------------
SWEDEN - 1.5%
  139,800   Nordea Bank AB                                            2,122,821
  113,400   Skandinaviska Enskilda Banken AB, Class A                 2,860,709
                                                                   ------------
                                                                      4,983,530
                                                                   ------------
SWITZERLAND - 7.7%
   16,753   Baloise Holding AG                                        1,520,221
   20,816   Credit Suisse Group                                       1,039,401
   13,696   Nestle SA                                                 6,569,188
   23,866   Roche Holdings  AG- Genusschein                           4,695,740
    9,291   Swatch Group AG-BR                                        2,752,327
   43,148   Swiss Re-REG                                              3,484,489
   15,205   Zurich Financial Services AG                              4,792,626
                                                                   ------------
                                                                     24,853,992
                                                                   ------------
UNITED KINGDOM - 20.2%
  275,606   Amlin PLC                                                 1,520,802
   25,801   AstraZeneca PLC                                             970,325
   45,788   Aveva Group PLC                                             897,840
  202,158   Aviva PLC                                                 2,455,937
  106,314   Balfour Beatty PLC                                          942,537
  146,577   Barclays PLC                                              1,389,766
  273,616   Beazley Group PLC                                           880,616
  338,153   BP PLC                                                    3,668,055
  330,833   British Airways PLC (a)                                   1,692,450
   75,666   British American Tobacco PLC                              2,848,655
  499,205   BT Group PLC                                              2,251,307
   91,826   Dairy Crest Group PLC                                       964,141
   71,066   De La Rue PLC                                             1,278,440
   62,963   Diageo PLC                                                1,293,409
   80,385   FirstGroup PLC                                              924,663
   41,653   GlaxoSmithKline PLC                                         911,922
  107,322   Greene King PLC                                           1,391,231
  153,288   HBOS PLC                                                  1,837,872
  471,884   International Power PLC                                   3,564,794
  103,654   Interserve PLC                                              885,492
   49,091   Keller Group PLC                                            582,733
  221,727   National Grid PLC                                         3,231,087
  451,960   Royal Bank of Scotland Group PLC                          3,456,931
  171,195   Royal Dutch Shell PLC, B Shares                           6,057,381
   45,634   Shire PLC                                                   897,540
  210,063   Stagecoach Group PLC                                      1,049,585
  449,564   Tesco PLC                                                 3,577,041
  279,280   Thomas Cook Group PLC (a)                                 1,701,979
   37,168   Unilever PLC                                              1,178,507
1,086,602   Vodafone Group PLC                                        3,512,271
  357,947   William Morrison Supermarkets PLC                         2,115,610
   66,149   Xstrata PLC                                               5,204,133
                                                                   ------------
                                                                     65,135,052
                                                                   ------------
TOTAL COMMON STOCK (Cost $316,882,571)                              302,359,685
                                                                   ------------
INVESTMENT COMPANY - 2.4%
  105,660   iShares MSCI EAFE Index
            (Cost $7,734,762)                                         7,550,464
                                                                   ------------
PREFERRED STOCKS - 1.9%
GERMANY - 1.9%
   43,986   Fresenius SE                                              3,722,478
    1,407   Porsche Automobil Holding SE                              2,453,002
                                                                   ------------
TOTAL PREFERRED STOCKS (Cost $6,736,437)                              6,175,480
                                                                   ------------
Principal
---------
SHORT-TERM INVESTMENTS - 0.5%
MONEY MARKET DEPOSIT ACCOUNT - NM
$   63,545  Citibank Money Market Deposit Account, 2.96%
               (Cost $63,545)                                            63,545
                                                                   ------------
Shares
------
MONEY MARKET FUND - 0.5%
1,581,184   Citi/SM/ Institutional Trust Liquid Reserve
               Class A, 3.79% (Cost $1,581,184)                       1,581,184
                                                                   ------------
Total Investments - 98.6% (Cost $332,998,499) *                     317,730,358
Other Assets and Liabilities, Net - 1.4%                              4,290,118
                                                                   ------------
NET ASSETS  -  100.0%                                              $322,020,476
                                                                   ============

(a)  Non-income producing security.

(b) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.

     Gross Unrealized Appreciation   $ 15,301,648
     Gross Unrealized Depreciation    (31,329,544)
                                     ------------
     Net Unrealized Depreciation     $(16,027,896)
                                     ============
* Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

NM  Not Material
PLC Public Limited Company

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

BROWN ADVISORY REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (Unaudited)

SHARES      SECURITY DESCRIPTION                                       VALUE
---------   ----------------------------------------------------   ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 95.4%
DIVERSIFIED - 7.8%
   21,190   Cousins Properties, Inc.                                $   514,069
    5,550   Duke Realty Corp.                                           127,206
   14,605   Vornado Realty Trust                                      1,220,394
                                                                    -----------
                                                                      1,861,669
                                                                    -----------
OFFICE/INDUSTRIAL - 27.1%
   16,315   Boston Properties, Inc.                                   1,405,863
   28,840   Corporate Office Properties Trust                           883,658
   20,120   Douglas Emmett, Inc.                                        426,343
   13,045   EastGroup Properties, Inc.                                  553,499
   14,655   Kilroy Realty Corp.                                         695,087
   27,940   ProLogis                                                  1,505,407
   10,630   SL Green Realty Corp.                                       972,645
                                                                    -----------
                                                                      6,442,502
                                                                    -----------
REGIONAL MALLS - 16.0%
   28,325   General Growth Properties, Inc.                           1,000,156
   14,250   Macerich Co.                                                912,000
   22,595   Simon Property Group, Inc.                                1,893,461
                                                                    -----------
                                                                      3,805,617
                                                                    -----------
RESIDENTIAL - 12.7%
   11,185   AvalonBay Communities, Inc.                               1,033,830
    8,005   BRE Properties, Inc.                                        344,695
    9,299   Camden Property Trust                                       441,609
    6,975   Essex Property Trust, Inc.                                  732,654
   21,285   UDR, Inc.                                                   475,720
                                                                    -----------
                                                                      3,028,508
                                                                    -----------
SPECIALTY - 16.7%
   29,940   Extra Space Storage, Inc.                                   451,196
    2,822   Hersha Hospitality Trust                                     25,342
   29,585   Host Hotels & Resorts, Inc.                                 478,981
   17,985   LaSalle Hotel Properties                                    519,766
   18,075   Public Storage                                            1,470,582
   13,630   Sunstone Hotel Investors, Inc.                              213,446
   19,260   Ventas, Inc.                                                805,453
                                                                    -----------
                                                                      3,964,766
                                                                    -----------
STRIP CENTER - 15.1%
   13,645   Developers Diversified Realty Corp.                         526,151
    9,510   Federal Realty Investment Trust                             681,677
   32,225   Kimco Realty Corp.                                        1,088,238
   18,220   Kite Realty Group Trust                                     230,301
   12,180   Regency Centers Corp.                                       722,883
    9,590   Tanger Factory Outlet Centers, Inc.                         340,445
                                                                    -----------
                                                                      3,589,695
                                                                    -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $21,720,334)               22,692,757
                                                                    -----------
SHORT-TERM INVESTMENT - 5.6%
MONEY MARKET FUND - 5.6%
1,318,262   Investors Cash Trust - Treasury Portfolio, 2.03%
               (Cost $1,318,262)                                      1,318,262
                                                                    -----------
Total Investments - 101.0% (Cost $23,038,596) *                      24,011,019
Other Assets and Liabilities, Net - (1.0)%                             (228,264)
                                                                    -----------
NET ASSETS - 100.0%                                                 $23,782,755
                                                                    ===========

* Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

     Gross Unrealized Appreciation   $2,697,423
     Gross Unrealized Depreciation   (1,809,224)
                                     ----------
     Net Unrealized Appreciation     $  888,199
                                     ==========

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

BROWN ADVISORY MARYLAND BOND FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (Unaudited)

FACE
AMOUNT       SECURITY DESCRIPTION                                                         RATE   MATURITY      VALUE
----------   --------------------------------------------------------------------------   ----   --------   -----------
MUNICIPAL BONDS-- 98.3%
GENERAL OBLIGATION BONDS-- 42.8%
$  250,000   Anne Arundel County Maryland                                                 5.00%  02/15/10   $   260,907
   165,000   Anne Arundel County Maryland Prerefunded 5/15/09 @ 101                       5.00%  05/15/13       170,993
   500,000   Anne Arundel County Maryland Prerefunded 2/15/11 @ 101                       4.75%  02/15/17       528,020
   500,000   Anne Arundel County Maryland Prerefunded 2/15/11 @ 101                       4.80%  02/15/18       528,720
   565,000   Anne Arundel County Maryland Consolidated General Improvement                5.00%  03/01/15       610,579
 1,350,000   Anne Arundel County Maryland Consolidated Water & Sewer                      5.00%  03/01/17     1,427,962
   500,000   Anne Arundel County Maryland Consolidated Water & Sewer                      4.50%  03/01/25       461,870
   100,000   Anne Arundel County Maryland General Improvement                             5.25%  08/01/09       103,797
 1,400,000   Baltimore County Maryland Consolidated Public Improvement                    5.00%  09/01/13     1,497,244
   835,000   Baltimore County Maryland Metropolitan District                              4.40%  08/01/09       849,813
 1,450,000   Baltimore County Maryland Metropolitan District - 71st Issue                 5.00%  02/01/20     1,512,060
   220,000   Baltimore Maryland                                                           7.50%  10/15/08       226,457
   440,000   Baltimore Maryland Consolidated Public Improvement Series A MBIA Insured     5.00%  10/15/14       475,288
   250,000   Caroline County Maryland Public Improvement XLCA Insured                     4.00%  11/01/20       229,442
   500,000   Carroll County Maryland County Commissioners Consolidated Public
                Improvement                                                               4.00%  12/01/15       510,110
 1,000,000   Carroll County Maryland County Commissions Consolidated Public Improvement   5.00%  11/01/15     1,086,580
   500,000   Charles County Maryland Consolidated Public Improvement                      4.20%  02/01/11       517,180
   500,000   Charles County Maryland County Commissioners Consolidated Public
                Improvement                                                               4.00%  03/01/10       512,185
   250,000   Charles County Maryland County Commissioners Consolidated Public
                Improvement                                                               5.00%  03/01/16       269,110
   500,000   Charles County Maryland County Commissioners Consolidated Public
                Improvements MBIA Insured                                                 4.00%  03/01/20       471,145
   750,000   District of Columbia Series A FGIC Insured                                   4.25%  06/01/29       643,387
   250,000   Frederick County Maryland Public Facilities                                  5.00%  08/01/16       267,485
 1,000,000   Frederick County Maryland Public Facilities                                  5.00%  12/01/17     1,058,940
   500,000   Frederick County Maryland Public Facilities                                  5.25%  11/01/18       540,950
   500,000   Frederick County Maryland Public Facilities                                  5.25%  11/01/21       527,580
   250,000   Garrett County Maryland Hospital Refunding FGIC Insured                      5.10%  07/01/09       258,430
   740,000   Harford County Maryland Unrefunded Balance                                   5.00%  12/01/13       755,999
   200,000   Harford County Maryland Consolidated Public Improvements                     4.25%  01/15/13       206,810
   685,000   Howard County Maryland Consolidated Public Improvement Project Series A      5.00%  08/15/14       743,739
   300,000   Howard County Maryland Consolidated Public Improvement Project Series A      5.00%  08/15/15       325,527
   565,000   Maryland National Capital Park & Planning Park Acquisition & Development
                Series BB-2                                                               3.50%  07/01/09       572,159
   225,000   Maryland State & Local Facilities Loan 2nd Series                            5.00%  08/01/08       227,581
   500,000   Maryland State & Local Facilities Loan 1st Series                            4.75%  03/01/09       506,030
   500,000   Maryland State & Local Facilities Loan 2nd Series                            5.00%  08/01/13       541,280
    50,000   Maryland State & Local Facilities Loan 1st Series Prerefunded 03/01/09 @
                101                                                                       4.50%  03/01/14        51,370
   500,000   Maryland State                                                               5.00%  08/01/15       542,410
   500,000   Maryland State & Local Facilities Loan 1st Series                            5.00%  08/01/15       537,340
 2,210,000   Maryland State & Local Facilities Loan Capital Improvement Series A          5.50%  08/01/13     2,446,868

BROWN ADVISORY MARYLAND BOND FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (Unaudited)

FACE
AMOUNT       SECURITY DESCRIPTION                                                         RATE   MATURITY      VALUE
----------   --------------------------------------------------------------------------   ----   --------   -----------
MUNICIPAL BONDS -- CONTINUED
GENERAL OBLIGATION BONDS -- CONTINUED
$1,000,000   Maryland State Refunding                                                     5.00%  02/01/14   $ 1,080,970
   500,000   Montgomery County Maryland Series A                                          5.00%  11/01/09       519,805
 1,100,000   Montgomery County Maryland Consolidated Public Improvement Series A          5.00%  01/01/10     1,112,925
   800,000   Montgomery County Maryland Consolidated Public Improvement Series A          5.00%  04/01/11       848,304
   125,000   Montgomery County Maryland Consolidated Public Improvement Series A
               Prerefunded 05/01/09 @ 101                                                 4.75%  05/01/12       129,097
   325,000   Montgomery County Maryland Consolidated Public Improvement Series A          4.70%  01/01/13       328,692
 1,090,000   Montgomery County Maryland Consolidated Public Improvement Series A
               Prerefunded 05/01/08 @ 101                                                 4.88%  05/01/13     1,105,402
   500,000   Montgomery County Maryland Consolidated Public Improvement Series A          5.00%  09/01/15       537,665
   100,000   Montgomery County Maryland Consolidated Public Improvement Series A
               Prerefunded 01/01/10 @ 101                                                 5.60%  01/01/16       105,847
   500,000   Montgomery County Maryland Consolidated Public Improvement Series A          5.00%  04/01/17       529,175
 1,700,000   Montgomery County Maryland Consolidated Public Improvement Series A          5.00%  05/01/18     1,807,474
   500,000   Ocean City Maryland FGIC Insured                                             4.25%  03/01/11       514,855
 1,000,000   Prince Georges County Maryland Consolidated Public Improvement               3.25%  09/15/11     1,008,070
    50,000   Prince Georges County Maryland Consolidated Public Improvement Prerefunded
               10/01/09 @ 101 FSA Insured                                                 5.00%  10/01/12        52,211
   500,000   St. Mary's County Maryland Public Facilities                                 3.25%  11/01/08       503,205
   500,000   Washington Suburban Sanitation District - General Construction               4.25%  06/01/10       516,610
   100,000   Washington Suburban Sanitation District - General Construction Prerefunded
               06/01/09 @ 100                                                             5.00%  06/01/23       102,769
 1,000,000   Washington Suburban Sanitation District - Sewage Disposal                    5.25%  06/01/10     1,054,940
   500,000   Washington Suburban Sanitation District - Water Supply                       4.25%  06/01/10       516,610
   500,000   Washington Suburban Sanitation District - Water Supply 2nd Series            3.00%  06/01/11       500,710
                                                                                                            -----------
                                                                                                             35,878,683
                                                                                                            -----------
REVENUE BONDS-- 55.5%
   725,000   Baltimore County Maryland Catholic Health Initiatives Series A               5.00%  09/01/19       719,802
   925,000   Baltimore Maryland Convention Center MBIA Insured                            5.00%  09/01/19       933,334
   500,000   Baltimore Maryland Convention Center Series A XLCA Insured                   5.25%  09/01/19       488,905
 1,000,000   Baltimore Maryland Wastewater Project Series C AMBAC Insured                 5.00%  07/01/21       996,080
   185,000   Carroll County Maryland Fairhaven & Copper Ridge Series A RADIAN Insured     5.20%  01/01/10       189,118
   400,000   Frederick County Maryland Educational Facilities Revenue Mount Saint
               Mary's College Series A                                                    4.80%  09/01/09       411,384
   400,000   Frederick County Maryland Educational Facilities Revenue Mount Saint
               Mary's College Series A                                                    5.63%  09/01/38       360,616
 1,000,000   Maryland State Community Development Administration - Residential Program
               Series C                                                                   3.85%  09/01/15       985,070
 1,000,000   Maryland State Community Development Administration - Single Family
               Program 1st Series                                                         4.65%  04/01/12     1,026,780
   500,000   Maryland State Community Development Administration - Single Family
               Program 1st Series                                                         4.75%  04/01/13       512,685
   500,000   Maryland State Department of Transportation                                  5.00%  11/01/08       508,970
   500,000   Maryland State Department of Transportation                                  5.00%  12/15/08       510,590
   500,000   Maryland State Department of Transportation                                  5.50%  02/01/10       525,590
 1,850,000   Maryland State Department of Transportation Prerefunded 12/15/08 @ 100       5.50%  12/15/11     1,893,734
   455,000   Maryland State Department of Transportation                                  5.00%  05/01/12       486,677

BROWN ADVISORY MARYLAND BOND FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (Unaudited)

FACE
AMOUNT       SECURITY DESCRIPTION                                                         RATE   MATURITY      VALUE
----------   --------------------------------------------------------------------------   ----   --------   -----------
MUNICIPAL BONDS -- CONTINUED
REVENUE BONDS -- CONTINUED
$1,050,000   Maryland State Department of Transportation 2nd Issue                        4.00%  06/01/13     1,082,235
 1,000,000   Maryland State Department of Transportation                                  5.25%  12/15/14     1,100,070
 1,300,000   Maryland State Department of Transportation                                  5.25%  12/15/16     1,425,762
   500,000   Maryland State Department of Transportation                                  4.25%  02/15/18       496,985
   500,000   Maryland State Department of Transportation                                  4.00%  05/15/20       465,350
   255,000   Maryland State Economic Development Corporation - Bowie State University
                Project                                                                   4.00%  06/01/09       252,603
   310,000   Maryland State Economic Development Corporation - Lutheran World
                Relief/Refugee                                                            5.25%  04/01/19       307,929
   500,000   Maryland State Economic Development Corporation - Maryland Department of
                Transportation Headquarters                                               5.00%  06/01/15       530,080
   250,000   Maryland State Economic Development Corporation - University of Maryland
                College Park Project                                                      4.00%  06/01/09       253,828
   340,000   Maryland State Economic Development Corporation - University of Maryland
                College Park Project                                                      4.25%  06/01/10       349,976
   290,000   Maryland State Economic Development Corporation - University of Maryland
                College Park Project AMBAC Insured                                        5.38%  07/01/12       306,463
   500,000   Maryland State Economic Development Corporation - University of Maryland
                College Park Project CIFG Insured                                         5.00%  06/01/22       470,855
   430,000   Maryland State Economic Development Corporation - University of
                Maryland/Baltimore                                                        4.00%  10/01/08       425,455
   245,000   Maryland State Economic Development Corporation - University of
                Maryland/Baltimore Series A                                               4.50%  10/01/11       232,635
   500,000   Maryland State Health & Higher Educational Facilities - Adventist Health
                Care Series A                                                             5.00%  01/01/14       502,480
   500,000   Maryland State Health & Higher Educational Facilities - Board of Child Care  4.50%  07/01/12       511,245
   450,000   Maryland State Health & Higher Educational Facilities - Bullis School FSA
                Insured                                                                   5.00%  07/01/13       473,899
   100,000   Maryland State Health & Higher Educational Facilities - Bullis School FSA
                Insured                                                                   5.00%  07/01/15       105,199
   120,000   Maryland State Health & Higher Educational Facilities - Carroll County
                General Hospital                                                          4.25%  07/01/08       120,332
   250,000   Maryland State Health & Higher Educational Facilities - Carroll County
                General Hospital                                                          4.63%  07/01/10       253,110
   500,000   Maryland State Health & Higher Educational Facilities - Carroll County
                General Hospital                                                          5.00%  07/01/13       509,725
   500,000   Maryland State Health & Higher Educational Facilities - Charity Obligated
                Group Series A Prerefunded 05/01/09 @ 101                                 4.75%  11/01/14       516,155
   500,000   Maryland State Health & Higher Educational Facilities - Civista Medical
                Center RADIAN Insured                                                     4.50%  07/01/28       429,880
   350,000   Maryland State Health & Higher Educational Facilities - Doctors Community
                Hospital Series A                                                         4.00%  07/01/13       340,788
   270,000   Maryland State Health & Higher Educational Facilities - Edenwald Series A    4.80%  01/01/12       263,293
   450,000   Maryland State Health & Higher Educational Facilities - Frederick Memorial
                Hospital                                                                  4.20%  07/01/11       449,005
   500,000   Maryland State Health & Higher Educational Facilities - Greater Baltimore
                Medical Center                                                            5.00%  07/01/20       491,165
   250,000   Maryland State Health & Higher Educational Facilities - Groucher College     4.50%  07/01/19       239,683
   500,000   Maryland State Health & Higher Educational Facilities - John Hopkins         4.60%  05/15/14       508,025
   500,000   Maryland State Health & Higher Educational Facilities - John Hopkins
                Hospital                                                                  5.00%  05/15/10       519,420
   900,000   Maryland State Health & Higher Educational Facilities - John Hopkins
                Hospital                                                                  5.00%  05/15/11       942,291

BROWN ADVISORY MARYLAND BOND FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (Unaudited)

   100,000   Maryland State Health & Higher Educational Facilities - John Hopkins
                Hospital                                                                  4.70%  05/15/15       101,272

FACE
AMOUNT       SECURITY DESCRIPTION                                                         RATE   MATURITY      VALUE
----------   --------------------------------------------------------------------------   ----   --------   -----------
$  500,000   Maryland State Health & Higher Educational Facilities - John Hopkins
                University Series A                                                       5.00%  07/01/10    $  523,675
   250,000   Maryland State Health & Higher Educational Facilities - John Hopkins
                University Series A                                                       5.00%  07/01/12       263,037
   250,000   Maryland State Health & Higher Educational Facilities - John Hopkins
                University Series A                                                       5.00%  07/01/13       262,353
    90,000   Maryland State Health & Higher Educational Facilities - John Hopkins
                University Prerefunded 07/01/09 @ 101                                     6.00%  07/01/39        94,677
   235,000   Maryland State Health & Higher Educational Facilities - Kennedy Krieger
                Institute                                                                 3.88%  07/01/10       232,918
   535,000   Maryland State Health & Higher Educational Facilities - Kennedy Krieger
                Institute                                                                 5.30%  07/01/12       540,259
   200,000   Maryland State Health & Higher Educational Facilities - Kennedy Krieger
                Institute                                                                 4.38%  07/01/13       196,858
 1,000,000   Maryland State Health & Higher Educational Facilities - Lifebridge Health
                Series A                                                                  5.00%  07/01/10     1,029,840
   500,000   Maryland State Health & Higher Educational Facilities - Lifebridge Health    5.00%  07/01/17       507,235
   250,000   Maryland State Health & Higher Educational Facilities - Lifebridge Health    5.00%  07/01/18       250,630
   130,000   Maryland State Health & Higher Educational Facilities - McLean School        5.00%  07/01/08       130,575
 1,000,000   Maryland State Health & Higher Educational Facilities - Medstar Health       5.00%  08/15/09     1,016,740
   250,000   Maryland State Health & Higher Educational Facilities - Medstar Health       4.38%  08/15/13       248,020
   200,000   Maryland State Health & Higher Educational Facilities - Mercy Ridge Series
                A                                                                         5.00%  07/01/26       178,536
   135,000   Maryland State Health & Higher Educational Facilities - Mercy Ridge Series
                A                                                                         5.00%  07/01/27       119,661
   500,000   Maryland State Health & Higher Educational Facilities - Mercy Ridge          4.75%  07/01/34       406,440
   200,000   Maryland State Health & Higher Educational Facilities - Mercy Ridge          4.50%  07/01/35       153,752
 1,000,000   Maryland State Health & Higher Educational Facilities - Pennisula Regular
                Medical Center                                                            5.00%  07/01/26       933,870
   635,000   Maryland State Health & Higher Educational Facilities - Sheppard Pratt
                Series A                                                                  3.00%  07/01/09       629,717
   430,000   Maryland State Health & Higher Educational Facilities - Sheppard Pratt
                Series A                                                                  3.30%  07/01/10       424,651
   735,000   Maryland State Health & Higher Educational Facilities - University of
                Maryland Medical System                                                   5.00%  07/01/09       746,804
   750,000   Maryland State Health & Higher Educational Facilities - University of
                Maryland Medical System                                                   5.00%  07/01/12       780,292
 1,000,000   Maryland State Health & Higher Educational Facilities - University of
                Maryland Medical System (a) Series E FGIC Insured                         5.00%  07/01/41     1,000,000
   250,000   Maryland State Health & Higher Educational Facilities - Washington
                Christian Academy                                                         5.25%  07/01/18       228,565
   500,000   Maryland State Industrial Development Financing Authority - Holy Cross
                Health System Corp.                                                       5.50%  12/01/08       509,620
   500,000   Maryland State Industrial Development Financing Authority - National
                Aquarium Balitmor Facility Series B                                       4.50%  11/01/14       512,675
   500,000   Maryland State Transportation Authority FSA Insured                          5.00%  07/01/10       524,600
   500,000   Maryland State Transportation Authority Grant & Revenue                      4.00%  03/01/19       471,715
   500,000   Maryland State Water Quality Financing Series A                              5.00%  09/01/15       542,360
   105,000   Montgomery County Maryland - Housing Opportunity Commission Series A
                Single Family Mortgage                                                    4.15%  07/01/08       105,332

   200,000   Montgomery County Maryland - Housing Opportunity Commission Series A
                FHA/VA Insured                                                            3.45%  07/01/11       200,728

FACE
AMOUNT       SECURITY DESCRIPTION                                                         RATE   MATURITY      VALUE
----------   --------------------------------------------------------------------------   ----   --------   -----------
MUNICIPAL BONDS -- CONTINUED
REVENUE BONDS -- CONTINUED
$  500,000   Montgomery County Maryland - Housing Opportunity Commission Aston Woods
                Apartments Series A Multi-Family Revenue                                  4.90%  05/15/31   $   511,425
   200,000   Montgomery County Maryland - Housing Opportunity Commission Housing
                Development Series A Multi-Family Revenue                                 5.40%  07/01/11       208,458
   400,000   Queen Annes County Maryland - Public Facilities MBIA Insured                 5.00%  11/15/17       418,776
   485,000   University of Maryland System Auxiliary Facility & Tuition Revenue Series
                A                                                                         4.00%  10/01/08       489,845
   680,000   University of Maryland System Auxiliary Facility & Tuition Revenue
               Unrefunded Balance Series A                                                5.00%  04/01/09       688,167
   440,000   University of Maryland System Auxiliary Facility & Tuition Revenue Series
                A                                                                         5.00%  04/01/10       459,954
   310,000   University of Maryland System Auxiliary Facility & Tuition Revenue
               Unrefunded Balance Series A                                                5.00%  04/01/10       313,615
   500,000   University of Maryland System Auxiliary Facility & Tuition Revenue Series
                A                                                                         5.00%  04/01/13       538,535
   500,000   University of Maryland System Auxiliary Facility & Tuition Revenue Series
                A                                                                         4.00%  04/01/20       466,885
   510,000   University of Maryland System Auxiliary Facility & Tuition Revenue Series
               A Prerefunded 04/01/12 @ 100                                               5.13%  04/01/21       545,011
   940,000   Washington County Maryland - Public Improvement AMBAC Insured                4.25%  07/01/22       872,950
   500,000   Westminster Maryland Educational Facilites Revenue - McDaniel College,
                Inc.                                                                      4.38%  11/01/24       442,085
 1,115,000   Worcester County Maryland - Consolidated Public Improvement Project          5.00%  03/01/13     1,201,424
                                                                                                            -----------
                                                                                                             46,449,793
                                                                                                            -----------
TOTAL MUNICIPAL BONDS (Cost $83,259,762)                                                                     82,328,476
                                                                                                            -----------
Shares
------
SHORT-TERM INVESTMENT - 3.1%
MONEY MARKET FUND -- 3.1%
 2,601,264   Cash Account Trust-Tax Exempt Portfolio (Cost $2,601,264)                                       2,601,264
                                                                                                            -----------
Total Investments - 101.4% (Cost $85,861,026) *                                                              84,929,740
Other Assets and Liabilities, Net -- (1.4)%                                                                  (1,162,728)
                                                                                                            -----------
NET ASSETS -- 100.0%                                                                                        $83,767,012
                                                                                                            ===========

(a)  Variable rate security.

* Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

     Gross Unrealized Appreciation   $  682,909
     Gross Unrealized Depreciation   (1,614,195)
                                     ----------
     Net Unrealized Depreciation     $ (931,286)
                                     ==========

AMBAC   Insured by American Municipal Bond Assurance Corp.

FGIC    Insured by Financial Guaranty Insurance Co.

FHA     Federal Housing Administration

FSA     Insured by Financial Security Assurance

MBIA    Insured by Municipal Bond Insurance Association

XLCA    XL Capital Assurance

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

BROWN ADVISORY INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (Unaudited)

   FACE
  AMOUNT     SECURITY DESCRIPTION                                                         RATE   MATURITY      VALUE
----------   --------------------------------------------------------------------------   ----   --------   ------------
ASSET BACKED SECURITIES-- 3.6%
$3,500,000   American Express Credit Account Master Trust
                Series 03-2-A (a)                                                         3.23%  10/15/10   $  3,499,653
 2,200,947   World Omni Auto Receivables Trust Series 05-B-A4 (a)                         3.13%  09/20/12      2,188,246
                                                                                                            ------------
TOTAL ASSET BACKED SECURITIES (Cost $5,701,400)                                                                5,687,899
                                                                                                            ------------
CORPORATE BONDS & NOTES-- 19.8%
 2,000,000   America Movil SAB de CV                                                      5.50%  03/01/14      2,017,060
 1,000,000   Baltimore Gas & Electric Co. MTN                                             6.75%  06/05/12      1,077,921
 1,350,000   Block Financial LLC                                                          5.13%  10/30/14      1,154,370
 2,000,000   Branch Banking & Trust Co. (a) BKNT                                          5.19%  06/05/09      1,995,134
 4,000,000   Comcast Corp.                                                                6.50%  01/15/17      4,162,012
 2,145,000   FIA Card Services NA                                                         7.13%  11/15/12      2,407,623
 1,000,000   General Electric Capital Corp. MTN Series A                                  6.88%  11/15/10      1,094,781
 3,000,000   General Electric Co.                                                         5.00%  02/01/13      3,127,284
 2,750,000   ICI Wilmington, Inc.                                                         5.63%  12/01/13      2,897,447
 3,000,000   Lehman Brothers Holdings, Inc.                                               6.50%  07/19/17      2,970,651
 1,300,000   Merrill Lynch & Co., Inc., Series CORE                                       4.00%  09/15/08      1,289,316
 1,400,000   Rohm & Haas Co.                                                              5.60%  03/15/13      1,462,471
 3,800,000   Wilmington Trust Corp.                                                       6.63%  05/01/08      3,813,893
 2,000,000   WR Berkley Corp.                                                             5.13%  09/30/10      2,029,190
                                                                                                            ------------
TOTAL CORPORATE BONDS & NOTES (Cost $31,010,796)                                                              31,499,153
                                                                                                            ------------
US GOVERNMENT & AGENCY OBLIGATIONS-- 75.7%
FFCB-- 1.7%
 2,000,000   FFCB                                                                         6.00%  06/11/08      2,017,608
   640,000   FFCB                                                                         5.20%  03/20/13        694,027
                                                                                                            ------------
                                                                                                               2,711,635
                                                                                                            ------------
FHLB NOTES-- 7.1%
 4,870,107   FHLB Series 00-0606-Y                                                        5.27%  12/28/12      4,923,045
 1,575,373   FHLB Series TQ-2015-A                                                        5.07%  10/20/15      1,641,791
 4,750,000   FHLB Discount Note (b)                                                       2.69%  05/07/08      4,728,943
                                                                                                            ------------
                                                                                                              11,293,779
                                                                                                            ------------
MORTGAGE BACKED SECURITIES-- 41.5%
 3,370,299   FHLMC FHRR R005-VA                                                           5.50%  03/15/16      3,525,327
 1,578,172   FHLMC Pool # 1B0889(a)                                                       4.50%  05/01/33      1,606,969
 2,722,602   FHLMC Pool # 1J0203(a)                                                       5.18%  04/01/35      2,772,131
 2,061,270   FHLMC Pool # A40782                                                          5.00%  12/01/35      2,034,301
    21,104   FHLMC Pool # C00210                                                          8.00%  01/01/23         22,884
 3,451,143   FHLMC Pool # C90993                                                          5.50%  10/01/26      3,508,787
    58,598   FHLMC Pool # E20099                                                          6.50%  05/01/09         59,796
 1,451,474   FHLMC Pool # E93051                                                          5.50%  12/01/17      1,489,972
    80,045   FHLMC Pool # G10543                                                          6.00%  06/01/11         82,485
    83,304   FHLMC Pool # G10682                                                          7.50%  06/01/12         86,588
    74,766   FHLMC Pool # G10690                                                          7.00%  07/01/12         78,326
 4,747,423   FHLMC Pool # G11649                                                          4.50%  02/01/20      4,763,440
 1,248,697   FHLMC Pool # M80814                                                          5.00%  05/01/10      1,271,186
 1,385,905   FHLMC Pool # M80931                                                          5.50%  08/01/11      1,417,184
   998,700   FHLMC Pool # M90831                                                          4.00%  08/01/08        995,486
 1,998,645   FHLMC Remic Series 2782-PA                                                   4.00%  11/15/33      1,971,183
   411,895   FNMA Pool # 254089                                                           6.00%  12/01/16        426,705
 5,115,964   FNMA Pool # 256752                                                           6.00%  06/01/27      5,262,782
 4,953,027   FNMA Pool # 257048                                                           6.00%  01/01/28      5,095,169
    59,635   FNMA Pool # 409589                                                           9.50%  11/01/15         65,211
   288,300   FNMA Pool # 433646                                                           6.00%  10/01/13        298,619
   180,704   FNMA Pool # 539082                                                           7.00%  08/01/28        192,966
   326,039   FNMA Pool # 625536                                                           6.00%  01/01/32        335,184
   169,725   FNMA Pool # 628837                                                           6.50%  03/01/32        177,216
 1,523,185   FNMA Pool # 663238                                                           5.50%  09/01/32      1,539,101
 1,616,002   FNMA Pool # 725544                                                           5.50%  12/01/17      1,660,905

BROWN ADVISORY INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (Unaudited)

  FACE
 AMOUNT      SECURITY DESCRIPTION                                                         RATE   MATURITY       VALUE
----------   --------------------------------------------------------------------------   ----   --------   ------------
US GOVERNMENT & AGENCY OBLIGATIONS -- CONTINUED
MORTGAGE BACKED SECURITIES -- CONTINUED
$  294,865   FNMA Pool # 741373(a)                                                        4.16%  12/01/33   $    299,487
   562,415   FNMA Pool # 744805(a)                                                        4.33%  11/01/33        574,014
   405,645   FNMA Pool # 764342(a)                                                        4.16%  02/01/34        415,212
 1,045,146   FNMA Pool # 805440                                                           7.00%  11/01/34      1,109,185
 6,493,535   FNMA Pool # 831413                                                           5.50%  04/01/36      6,536,539
 1,427,920   FNMA Pool # 848817                                                           5.00%  01/01/36      1,409,924
 3,511,330   FNMA Pool # 866920(a)                                                        5.36%  02/01/36      3,707,976
 4,481,171   FNMA Pool # 871084                                                           5.50%  11/01/36      4,510,847
 6,147,423   FNMA Pool # 909932                                                           6.00%  03/01/37      6,284,840
    78,134   GNMA Pool # 487110                                                           6.50%  04/15/29         82,011
     8,086   GNMA Pool # 571166                                                           7.00%  08/15/31          8,677
   156,959   GNMA Pool # 781186                                                           9.00%  06/15/30        173,459
                                                                                                            ------------
                                                                                                              65,852,074
                                                                                                            ------------
US TREASURY SECURITIES-- 25.4%
 7,110,000   U.S. Treasury Inflation Index                                                2.38%  04/15/11     8,139,744
 7,000,000   U.S. Treasury Inflation Index                                                2.50%  07/15/16     8,198,201
10,000,000   U.S. Treasury Note                                                           4.25%  08/15/15    10,721,880
 7,500,000   U.S. Treasury Note                                                           4.50%  05/15/17     8,081,842
 5,000,000   U.S. Treasury Note                                                           4.25%  11/15/17     5,287,110
                                                                                                            ------------
                                                                                                              40,428,777
                                                                                                            ------------
TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $115,444,823)                                                 120,286,265
                                                                                                            ------------
SHORT-TERM INVESTMENT - NM
MONEY MARKET FUNDS-- NM
         1   CitiFunds Institutional Liquid Reserve, Class A (Cost $1)                                                 1
                                                                                                            ------------
Total Investments - 99.1% (Cost $152,157,020) *                                                              157,473,318
Other Assets and Liabilities, Net -- 0.9%                                                                      1,374,568
                                                                                                            ------------
NET ASSETS -- 100.0%                                                                                        $158,847,886
                                                                                                            ============

(a)    Variable rate security.

(b)    Zero coupon bond. Interest rate presented is yield to maturity.

* Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

       Gross Unrealized Appreciation              $5,538,912
       Gross Unrealized Depreciation                (222,614)
                                                  ----------
       Net Unrealized Appreciation                $5,316,298
                                                  ==========

BKNT   Bank Note
FFCB   Federal Farm Credit Bank
FHLB   Federal Home Loan Bank
FHLMC  Federal Home Loan Mortgage Corporation
FNMA   Federal National Mortgage Association
GNMA   Government National Mortgage Association
MTN    Medium Term Note
NM     Not Material
CORE   CoreNotes (unsecured senior debt)

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

ITEM 2. CONTROLS AND PROCEDURES.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Forum Funds


By (Signature and Title) /s/ Simon D. Collier
                         ---------------------------------------------
                         Simon D. Collier, Principal Executive Officer

Date: April 29, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/ Simon D. Collier
                         ---------------------------------------------
                         Simon D. Collier, Principal Executive Officer

Date: April 29, 2008


By (Signature and Title) /s/ Trudance L.C. Bakke
                         ------------------------------------------------
                         Trudance L.C. Bakke, Principal Financial Officer

Date: April 29, 2008